As filed with the Securities and Exchange Commission on April 16, 2015

Securities Act File No. 333-148826
Investment Company Act File No. 811-22175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 238	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 239	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST
 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Address of Principal Executive Offices)

(303) 623-2577
  Registrant’s Telephone Number

David T. Buhler, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
   (Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
 New York, New York 10036

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this Prospectus is not complete and may be changed. Shares of the Fund may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus	Subject to Completion	April 16, 2015

ALPS ETF TRUST

ALPS SECTOR LEADERS ETF (NYSE ARCA: SLDR)
ALPS SECTOR LOW VOLATILITY ETF (NYSE ARCA: SLOW)

PROSPECTUS

June [__], 2015

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Page
SUMMARY SECTION
ALPS SECTOR LOW VOLATILITY ETF
ALPS SECTOR LEADERS ETF
INTRODUCTION – ALPS ETF TRUST
TAX‑ADVANTAGED PRODUCT STRUCTURE
ALPS SECTOR LOW VOLATILITY ETF
ALPS SECTOR LEADERS ETF
SECONDARY INVESTMENT STRATEGIES
ADDITIONAL RISK CONSIDERATIONS
INVESTMENT ADVISORY SERVICES
PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS
FUND SERVICE PROVIDERS
INDEX PROVIDER
DISCLAIMERS
FEDERAL INCOME TAXATION
OTHER INFORMATION
FINANCIAL HIGHLIGHTS
FOR MORE INFORMATION

SUMMARY SECTION

ALPS Sector Leaders ETF (the “Fund”)

Investment Objective

The Fund seeks investment results that correspond generally to, before fees and expenses, the performance of the S-Network Sector Leaders Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.  These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	[ ]%
Other expenses	0.00%
Total annual Fund operating expenses	[ ]%

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance.  Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies

ALPS Advisors, Inc. (the “Adviser”) will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index.  The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the stocks in the S&P 500 that demonstrate key characteristics associated with growth and quality (“Sector Leaders”) on a sector-by-sector basis. “Sector Leaders” refers to the five stocks in each of nine Global Industry Classification Standard (“GICS”) sectors that make up the S&P 500 which offer the best growth potential. The GICS sectors included combine the telecommunications sector with the information technology sector and exclude investments in real estate investment trusts (“REITS”).

The Underlying Index generally consists of 45 stocks on each quarterly reconstitution date, which is the third Friday of the third month of each calendar quarter.  The Underlying Index’s stocks must be constituents of the S&P 500 Index, the leading benchmark index for US large capitalization stocks.  The Underlying Index methodology selects the five stocks in each of nine GICS sectors that make up the S&P 500 which demonstrate key characteristics associated with growth and quality as of the last business day of November.  Individual securities to be included in the Underlying Index are selected based on a two-tiered screening system within each sector that screens stocks based upon impartial criteria.  The first tier screens stocks based on growth characteristics and the second tier screens stocks based on quality.  Eligible stocks are then ranked within each sector based on their growth characteristics and the five highest ranked stocks in each sector are selected for inclusion in Underlying Index.  The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted.  The Underlying Index is rebalanced quarterly.

The Underlying Index was developed by S-Network Global Indexes, Inc. (the “Index Provider”), and its publication began on [       ], 2015.  Standard & Poor’s Custom Indices serves as calculation agent.  Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time, at 15 second intervals under the symbol “SLDRX.”

The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole.  There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase (or sell) securities not in the Underlying Index which the Adviser believes are appropriate to substitute for one or more Underlying Index components or utilize various combinations of other available investment techniques, in seeking to replicate, before fees and expenses, the performance of the Underlying Index.  In addition, from time to time securities are added to or removed from the Underlying Index.  The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

3

Equity Risk.  A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.  For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund.  In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.  Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Non-Correlation Risk.   The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk.  Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Underlying Sector Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each GICS sector of the Underlying Index.  For more on these risks, see “Risks of Underlying Sectors” in this Prospectus.

Growth Investing Style Risk. While the Underlying Index attempts to identify stocks with growth characteristics, the securities held by the Fund may not experience such growth, which may affect the performance of the Fund. Past growth is not a guarantee of future growth or yield.  Also, securities chosen for growth potential may experience greater volatility than other investment strategies or the overall stock market.

4

Fluctuation of Net Asset Value.  The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

Fund Performance

As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Investment Adviser

ALPS Advisors, Inc. is the investment adviser to the Fund.

Portfolio Manager

Michael Akins, Senior Vice President, Director of Index Management & Product Oversight of ALPS Advisors, Inc. and Ryan Mischker, Manager of Index Management, are responsible for the day to day management of the Fund.  Mr. Akins and Mr. Mischker have each served in such capacity since the Fund’s inception.

Purchase and Redemption of Shares

The Trust will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of [50,000] Shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities included in the Fund’s Underlying Index and/or cash.

Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

SUMMARY SECTION

ALPS Sector Low Volatility ETF (the “Fund”)

Investment Objective

The Fund seeks investment results that generally correspond to, before fees and expenses, the performance of the S-Network Sector Low Volatility Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.  These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	[ ]%
Other expenses	0.00%
Total annual Fund operating expenses	[ ]%

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[ ]	$[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Principal Investment Strategies

ALPS Advisors, Inc. (the “Adviser”) will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index.  The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the lowest volatility stocks (i.e. “SLOW Stocks”) in the S&P 500 on a sector-by-sector basis. “SLOW Stocks” refers to the five stocks in each of nine Global Industry Classification Standard (“GICS”) sectors that make up the S&P 500 which offer the lowest potential volatility. The GICS sectors included combine the telecommunications sector with the information technology sector and exclude investments in real estate investment trusts (“REITS”).

6

The Underlying Index generally consists of 45 stocks on each quarterly reconstitution date, which is the third Friday of the third month of each calendar quarter.  The Underlying Index’s stocks must be constituents of the S&P 500 Index, the leading benchmark index for US large capitalization stocks.  The Underlying Index methodology selects the five stocks in each of nine GICS sectors that make up the S&P 500 that have the lowest trailing twelve-month volatility as of the last trading day of November  The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted.  The Underlying Index is rebalanced quarterly.

The Underlying Index was developed by S-Network Global Indexes, Inc. (the “Index Provider”), and its publication began on [         ], 2015.  Standard & Poor’s Custom Indices serves as calculation agent.  Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time, at 15 second intervals under the symbol “SLOWX.”

The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole.  There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase (or sell) securities not in the Underlying Index which the Adviser believes are appropriate to substitute for one or more Underlying Index components or utilize various combinations of other available investment techniques, in seeking to replicate, before fees and expenses, the performance of the Underlying Index.  In addition, from time to time securities are added to or removed from the Underlying Index.  The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk.  A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.  For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund.  In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.  Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

7

Non-Correlation Risk.   The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk.  Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Risk.  The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Underlying Sector Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each GICS sector of the Underlying Index.  For more on these risks, see “Risks of Underlying Sectors” in this Prospectus.

Low Volatility Style Risk. While the Underlying Index attempts to identify securities of companies that have historically provided low volatility, those companies may experience greater than expected volatility due to market, sector or other factors. Also, the market return of low volatility securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Fluctuation of Net Asset Value.  The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

8

Fund Performance

As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Investment Adviser

ALPS Advisors, Inc. is the investment adviser to the Fund.

Portfolio Manager

Michael Akins, Senior Vice President, Director of Index Management & Product Oversight of ALPS Advisors, Inc. and Ryan Mischker, Manager of Index Management, are responsible for the day to day management of the Fund.  Mr. Akins and Mr. Mischker have each served in such capacity since the Fund’s inception.

Purchase and Redemption of Shares

The Trust will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of [50,000] Shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities included in the Fund’s Underlying Index and/or cash.

Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

INTRODUCTION—ALPS ETF TRUST

ALPS ETF Trust (the “Trust”) is an investment company currently consisting of [      ] separate exchange‑traded funds. This prospectus relates to the ALPS Sector Low Volatility ETF and ALPS Sector Leaders ETF.

Each Fund’s shares (the “Shares”) are listed on the NYSE Arca, Inc. (“NYSE Arca”).  Each Fund’s Shares will trade at market prices that may differ to some degree from the net asset value (“NAV”) of the Shares.  Unlike conventional mutual funds, each Fund will issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks of [50,000] Shares, each of which is called a “Creation Unit.”  Creation Units will be issued and redeemed principally in‑kind for securities included in a specified index.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

TAX‑ADVANTAGED PRODUCT STRUCTURE

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs.  The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra‑day basis, and to be created and redeemed principally in‑kind in Creation Units at each day’s next calculated NAV.  These arrangements are designed to protect ongoing shareholders from adverse effects on a Fund’s portfolio that could arise from frequent cash creation and redemption transactions.  In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions.  These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in‑kind redemption mechanism utilized by most exchange-traded funds, including the Funds, generally will not lead to a tax event for a Fund or its ongoing shareholders.

ALPS SECTOR LEADERS ETF

Investment Objective

The Fund seeks investment results that correspond generally to, before fees and expenses, the performance of the S-Network Sector Leaders Index (the “Sector Leaders Underlying Index”). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.  The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any material change in the Fund’s investment objective.

Additional Information about Principal Investment Strategies
The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

Underlying Index Description

The Sector Leaders Underlying Index methodology selects the five stocks in each of nine GICS sectors that make up the S&P 500 which offer the highest quality and growth potential as of the last trading day in November. The forty-five stocks that are selected for inclusion in the portfolio are equally weighted.

The Sector Leaders Underlying Index, is divided into nine GICS sectors:

10

•    Energy
•    Materials
•    Industrials
•    Consumer Discretionary
•    Consumer Staples
•    Health Care
•    Financials
•    Information Technology/ Telecommunications
•    Utilities

The selection criteria for the S&P 500 include requirements for sector inclusion, primary exchange listing, minimum market capitalization, minimum average daily trading volume, and other factors.  At the time of selection for the Sector Leaders Underlying Index, all constituents of the Sector Leaders Underlying Index must be constituents of the S&P 500.

Individual securities to be included in the Sector Leaders Underlying Index are selected based on a two-tiered screening system within each sector that screens stocks based upon impartial criteria.  The first tier screens stocks based on growth characteristics and the second tier screens stocks based on quality.  Eligible stocks are then ranked within each sector based on their growth characteristics and the five highest ranked stocks in each sector are selected for inclusion in the Sector Leaders Underlying Index.  All stocks selected for inclusion in the Sector Leaders Underlying Index are then equally weighted.  Companies deleted from the S&P 500 and the S&P 1500 that are constituents of the Sector Leaders Underlying Index are also deleted from the Sector Leaders Underlying Index the same day and the deleted stock’s weight is distributed equally among the remaining Sector Leaders Underlying Index constituents, until the next quarterly rebalancing date, when a replacement stock is added.  Companies deleted from the S&P 500 that are constituents of the Underlying Index will be deleted from the Sector Leaders Underlying Index on the next quarterly rebalancing date, provided the stock remains a member of the S&P 1500.

The Sector Leaders Underlying Index was developed by S-Network Global Indexes, Inc. (the “Index Provider”) on [   ], 2015, and its publication began on [   ], 2015.  Standard & Poor’s Custom Indices serves as calculation agent.  Sector Leaders Underlying Index values are distributed via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time, at 15 second intervals under the symbol “SLDRX.”

ALPS SECTOR LOW VOLATILITY ETF

Investment Objective
correspond generally to as closely as possible, before fees and expenses, the performance of the S-Network Sector Low Volatility Index (the “Sector Low Volatility Underlying Index”). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.  The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any material change in the Fund’s investment objective.

Additional Information about Principal Investment Strategies

The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

11

Underlying Index Description

The Sector Low Volatility Underlying Index methodology selects the five stocks in each of nine GICS sectors that make up the S&P 500 that have the lowest trailing twelve-month volatility as of the last trading day of November.  The fifty stocks that are selected for inclusion in the portfolio are equally weighted.

The Sector Low Volatility Underlying Index, like the S&P 500, is divided into nine GICS sectors:

•    Energy
•    Materials
•    Industrials
•    Consumer Discretionary
•    Consumer Staples
•    Health Care
•    Financials
•    Information Technology/Telecommunications
•    Utilities

The selection criteria for the S&P 500 include requirements for sector inclusion, primary exchange listing, minimum market capitalization, minimum average daily trading volume, and other factors.  At the time of selection for the Sector Low Volatility Underlying Index, all constituents of the Sector Low Volatility Underlying Index must be constituents of the S&P 500.

Individual securities to be included in the Sector Low Volatility Underlying Index are selected based on a ranking system within each sector that selects five stocks in each sector with the lowest volatility as of the last trading day of November.  All stocks selected for inclusion in the Sector Low Volatility Underlying Index are then equally weighted.  Companies deleted from the S&P 500 and the S&P 1500 that are constituents of the Sector Low Volatility Underlying Index are also deleted from the Sector Low Volatility Underlying Index the same day and the deleted stock’s weight is distributed equally among the remaining Sector Low Volatility Underlying Index constituents, until the next quarterly rebalancing date, when a replacement stock is added.  Companies deleted from the S&P 500 that are constituents of the Underlying Index will be deleted from the Sector Low Volatility Underlying Index on the next quarterly rebalancing date, provided the stock remains a member of the S&P 1500.

The Sector Low Volatility Underlying Index was developed by S-Network Global Indexes, Inc. (the “Index Provider”) on [   ], 2015, and its publication began on [   ], 2015.   Standard & Poor’s Custom Indices serves as calculation agent.  Sector Low Volatility Underlying Index values are distributed via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time, at 15 second intervals under the symbol “SDOGX.”

RISKS OF UNDERLYING SECTORS

Each sector of the Sector Leaders Underlying Index and Sector Low Volatility Underlying Index (collectively, the “Underlying Index”) is subject to the additional risks associated with concentrating its investments in companies in the market sector, and the Funds are subject to these risks as well. Additional underlying sector specific risks include:

Consumer Discretionary Sector Risk:  Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

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Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies’ performance.  For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, competition and consumer confidence and spending.

Energy Sector Risk: Energy companies typically develop and produce crude oil,  natural gas and other consumable fuel, and provide drilling and other energy resources production and distribution related services. Securities prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to, swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, could adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events, terrorist attacks and economic conditions. These companies may be at risk for environmental damage claims and other civil liabilities.

Financials Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.  In addition, the deterioration of the credit markets since 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.  Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations.  Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

Health Care Sector Risk: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.  Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims.  In addition, their products can become obsolete due to industry innovation, change in technologies or other market developments.  Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

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Industrials Sector Risk: Stock prices for the types of companies included in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and foreign government demand for their products and services.  Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.  Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreement and insurance costs.

Information Technology/Telecommunications Sector Risk:

Information Technology: Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of stocks in the information technology sector.  The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.  Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.  Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.  Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Telecommunications: The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Materials Sector Risk: The materials sector includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials.  Many companies in the materials sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The basic industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

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Utilities Sector Risk: Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, governmental regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes.  Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.  In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.  Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

SECONDARY INVESTMENT STRATEGIES

As a principal investment strategy each Fund will normally invest at least 80% of its total assets in component equity securities that comprise its Underlying Index. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to the Underlying Index to be reflected in the portfolio composition of each Fund.

Each Fund may borrow money from a bank up to a limit of 10% of the value of its total assets, but only for temporary or emergency purposes.

Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes.  In connection with such loans, a Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent.  This collateral is marked to market on a daily basis.

The investment objectives and policies described herein constitute non‑fundamental policies that may be changed by the Board of Trustees of the Trust without shareholder approval.  Certain other fundamental policies of the Funds are set forth in the Statement of Additional Information under “Investment Restrictions.”

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ADDITIONAL RISK CONSIDERATIONS

In addition to the risks described previously, there are certain other risks related to investing in each Fund.

Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable.  In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca “Circuit breaker” rules.  There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to make it likely that Shares normally will trade close to each Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from each Fund’s NAV.  If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses.

Securities Lending.  Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund).  In addition, each Fund will bear the risk of loss of any cash collateral that it invests.

These risks are described further in the Statement of Additional Information.

INVESTMENT ADVISORY SERVICES

Investment Adviser

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (each an “Advisory Agreement”).  The Adviser, located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, is registered with the Securities and Exchange Commission as an investment adviser. As of [             ], the Adviser provided supervisory and management services on approximately $[       ] billion in assets through closed-end funds, mutual funds and exchange-traded funds.  Pursuant to each Advisory Agreement, the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to each Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund	Advisory Fee
ALPS Sector Leaders ETF	[ ]%
ALPS Sector Low Volatility ETF	[ ]%

From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business.

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The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

Approval of Advisory Agreement

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement for ALPS Sector Leaders ETF and for the ALPS Sector Low Volatility ETF will be available in the Fund’s semi-annual report to shareholders for the period ending [November 30, 2015].

Portfolio Management

Michael Akins, Senior Vice President, Director of Index Management & Product Oversight, and Ryan Mischker, manager of Index Management of ALPS Advisors, Inc. are the Portfolio Managers of the Funds and are also responsible for the refinement and implementation of the equity portfolio management process.

Michael Akins has been Portfolio Manager for the Funds since their inception.  Prior to joining ALPS Advisors, Mr. Akins served as Deputy Chief Compliance Officer for ALPS Fund Services.   Before joining ALPS, Mr. Akins was AVP and Compliance Officer for UMB Financial Corporation and prior to UMB, he was an Account Manager at State Street Corporation.  Mr. Akins has over 10 years financial services experience, is an Honor Graduate from the Fiduciary and Investment Risk Management School and graduated from Briar Cliff University with a B.A. in Business Administration.

Ryan Mischker has been Portfolio Manager for the Funds since their inception. Prior to joining ALPS Advisors, Mr. Mischker served as Compliance Manager of ALPS Fund Services, where he was primarily responsible for managing all post-trade monitoring for compliance with applicable requirements and regulations. Mr. Mischker has over 13 years financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of each Fund.

PURCHASE AND REDEMPTION OF SHARES

Book Entry

Shares are held in book‑entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes (except for tax purposes).

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

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HOW TO BUY AND SELL SHARES

General

The Shares are issued or redeemed by a Fund at NAV per Share only in Creation Unit size.  See “How to Buy and Sell Shares.”

Most investors buy and sell Shares of a Fund in secondary market transactions through brokers.  Shares of the Funds are listed for trading in the secondary market on the NYSE Arca.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The Funds trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares.  Given that a Fund’s Shares can be issued and redeemed in Creation Units, the Adviser believes that large discounts and premiums to NAV should not be sustained for long.  The Funds trade under the NYSE Arca ticker symbols set forth below:

Name of Fund	NYSE Arca Ticker Symbol
ALPS Sector Leaders ETF	SLDR
ALPS Sector Low Volatility ETF	SLOW

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to a Fund, only in Creation Units of [50,000] Shares, as discussed in the “How to Buy and Sell Shares” section below.

Pricing Fund Shares

The trading price of each Fund’s Shares on the NYSE Arca may differ from a Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The NYSE Arca intends to disseminate the approximate value of Shares of each Fund every fifteen seconds.  This approximate value should not be viewed as a “real‑time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  No Fund is involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

The NAV per Share for each Fund is determined once daily as of the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading.  NAV per Share is determined by dividing the value of a Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of Shares outstanding.

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Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded in over‑the‑counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.  Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value.  Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event.  Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca.  In such a case, the value for a security is likely to be different from the last quoted market price.  In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units (large specified blocks of [50,000] Shares) directly with a Fund must have entered into an authorized participant agreement (such investors being “Authorized Participants” or “APs”) with ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) and the transfer agent, or purchase through a dealer that has entered into such an agreement.  Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units.  For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

How to Buy Shares

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities included in the Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.”  For those APs that are not eligible for trading a Deposit Security, custom orders are available.  The list of the names and the numbers of Shares of the Deposit Securities is made available by the Funds’ custodian through the facilities of the NSCC, immediately prior to the opening of business each day of the NYSE Arca.  The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.  In the case of custom orders, cash‑in‑lieu may be added to the Cash Component to replace any Deposit Securities that the AP may not be eligible to trade.

Orders must be placed in proper form by or through either (i), a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) with respect to all of the Funds, a participant of the DTC (“DTC Participant”) that has entered into an agreement with the Trust, the Distributor and the transfer agent, with respect to purchases and redemptions of Creation Units.  All standard orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share.  A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

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A fixed creation transaction fee of $[  ] per transaction for ALPS Sector Low Volatility ETF and $[  ] per transaction for ALPS Sector Leaders ETF (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.  An additional variable charge for transactions effected outside the Clearing Process  or for cash creations or partial cash creations may also be imposed to compensate a Fund for the costs associated with buying the applicable securities. Each Fund may adjust these fees from time to time based on actual experience.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.  The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with the Trust.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca is open for business.  The Funds’ custodian makes available immediately prior to the opening of business each day of the NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of Shares of each Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units.  Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes.  Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

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An order to redeem Creation Units of a Fund may only be effected by or through an AP.  An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $[  ] per transaction for ALPS Sector Low Volatility ETF and $[  ] per transaction for ALPS Sector Leaders ETF (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.  An additional variable charge for transactions effected outside the Clearing Process  for cash redemptions or partial cash redemptions may also be imposed to compensate a Fund for the costs associated with selling the applicable securities. Each Fund may adjust these fees from time to time based on actual experience  Each Fund reserves the right to effect redemptions in cash.  A shareholder may request a cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser or its affiliates may make payments to broker-dealers or other financial intermediaries (each, an “Intermediary”) related to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, or their making shares of the Funds and certain other series of the Trust available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Trust, including the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. An Intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an Intermediary create conflicts of interest between the Intermediary and its customers and may cause the Intermediary to recommend the Funds or other series of the Trust over another investment. More information regarding these payments is contained in the SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the Adviser or its affiliates.

Distributions

Dividends and Capital Gains.  Fund shareholders are entitled to their share of a Fund’s income and net realized gains on its investments.  Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income dividends from stocks and interest from debt securities.  These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.”  Each Fund realizes capital gains or losses whenever it sells securities.  Net long‑term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividends, if any, are distributed to shareholders quarterly.  Net capital gains are distributed at least annually.  Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended.  In addition, each Fund intends to distribute at least quarterly amounts representing the full dividend yield net of expenses on the underlying investment securities as if the relevant Fund owned the underlying investment securities for the entire dividend period.  As a result, some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in the Fund).  Shareholders should read any written disclosure provided pursuant to Section 19(a) of and Rule 19a-1 under the Investment Company Act of 1940 carefully, and should not assume that the source of any distribution from a Fund is net profit.

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Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions.  The Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders when they determined that no restriction or policy was necessary.  The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV for a basket of securities intended to mirror the relevant Fund’s portfolio, plus a small amount of cash, and each Fund’s Shares may be purchased and sold on the exchange at prevailing market prices.  Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by its shareholders would result in negative impact to a Fund or its shareholders.

FUND SERVICE PROVIDERS

ALPS Fund Services, Inc. is the administrator of the Funds.

[                ] is the custodian, fund accounting agent and transfer agent for the Funds.

Dechert LLP serves as counsel to the Funds.

[              ] serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDER

The Index Provider was founded in 1997 to serve as a consultancy to the financial services industry.  Since its founding, the Index Provider has specialized in indexes, indexation and index-based products, including ETFs.  The Index Provider is not affiliated with the Trust, the Adviser or the Distributor.  The Adviser has entered into a license agreement with the Index Provider to use each Underlying Index.  The Adviser pays licensing fees to the Index Provider from the Adviser’s own resources.

DISCLAIMERS

The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the Adviser or each Fund is the licensing of certain service marks and trade names of the Index Provider and of each Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Funds. The Index Provider has no obligation to take the needs of the Adviser or the Funds or the owners of each Fund into consideration in determining, composing or calculating each Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of each Fund to be issued or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of each Fund.

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THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, EACH FUND, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

 The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors.  Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of each Fund.

 NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

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The S&P 500® is the property of Standard and Poor's Financial Services LLC ("S&P") and has been licensed by S&P for use by S-Network Global Indexes, Inc. in connection with the S-Network Sector Leaders Index (Ticker: SLDRX) and the S-Network Sector Low Volatility Index (Ticker: SLOWX).

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

FEDERAL INCOME TAXATION

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in the Shares is made through a tax‑exempt entity or tax‑deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●            A Fund makes distributions,
●            You sell your Shares listed on the NYSE Arca, and
●            You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid quarterly.  A Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the relevant Fund.  Dividends paid out of a Fund’s income and net short‑term capital gains, if any, are taxable as ordinary income.  Distributions of net long‑term capital gains, if any, in excess of net short‑term capital losses are taxable as long‑term capital gains, regardless of how long you have held the Shares.

The maximum individual rate applicable to long-term capital gains is either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts.  In addition, some ordinary dividends declared and paid by a Fund to non‑corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long‑term capital gains, provided that holding period and other requirements are met by the relevant Fund and the shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

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Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter.  A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains received by a Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  Shareholders of a Fund may, subject to certain limitations, be entitled to claim a credit or a deduction with respect to foreign taxes if the relevant Fund is eligible to and elects to pass through these taxes to them.  If more than 50% of a Fund’s total assets at the end of its taxable year consists of foreign stock or securities, the relevant Fund intends to elect to “pass through” to its investors certain foreign income taxes paid by the relevant Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor’s pro rata share of the relevant Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor’s pro rata share of the relevant Fund’s foreign income taxes.

If you are not a citizen or permanent resident of the United States, or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.

A Fund generally would be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number (generally your social security number) or otherwise provide proof of an applicable exemption from backup withholding.  The backup withholding rate for an individual is 28%.

Taxes on Exchange‑Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long‑term capital gain or loss if the Shares have been held for more than one year and as short‑term capital gain or loss if the Shares have been held for one year or less.  The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long‑term capital gain or loss if the Shares have been held for more than one year and as a short‑term capital gain or loss if the Shares have been held for one year or less.

25

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares.  Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company.  Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of each Fund.  The SEC has issued an exemptive order to the Trust permitting registered investment companies to invest in exchange-traded funds offered by the Trust beyond the limits of Section 12(d)(1) subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust.

Disclosure of Portfolio Holdings

Each Fund’s portfolio holdings will be disclosed each day on its website at www.alpsfunds.com. A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund during the past calendar year will be available at www.alpsfunds.com.

26

FINANCIAL HIGHLIGHTS

The Fund has not yet commenced operations and therefore does not have a financial history.

FOR MORE INFORMATION

Existing Shareholders or Prospective Investors

•	Call your financial professional

•	866.675.2639

Dealers
•	www.alpsfunds.com

•	Distributor Telephone: 866.675.2639

Investment Adviser ALPS Advisors, Inc. 1290 Broadway Suite 1100 Denver, Colorado 80203	Transfer Agent [ ] [ ] [ ] [ ]

Distributor ALPS Portfolio Solutions Distributor, Inc. 1290 Broadway Suite 1100 Denver, Colorado 80203	Independent Registered Public Accounting Firm [ ]

Custodian [ ] [ ] [ ]
Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, New York 10036

27

[ALPS® LOGO]

A Statement of Additional Information dated [           ], 2015, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

You will find additional information about each Fund in its annual and semi‑annual reports to shareholders, when available.  The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during its last fiscal year.

You can ask questions or obtain a free copy of the Funds’ shareholder reports or the Statement of Additional Information by calling [          ].  Free copies of the Funds’ shareholder reports and the Statement of Additional Information are available from our website at www.alpsfunds.com.

The Funds send only one report to a household if more than one account has the same address.  Contact the transfer agent if you do not want this policy to apply to you.

Information about the Funds, including their reports and the Statement of Additional Information, has been filed with the SEC.  It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov).  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.5850.  You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e‑mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

PROSPECTUS

Distributor
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway
Suite 1100
Denver, Colorado  80203

[          ], 2015

Investment Company Act File No. 811‑22175.

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The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. Shares of the Fund may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information	Subject to Completion	April 16, 2015

Investment Company Act File No. 811-22175

 ALPS ETF Trust

Fund	Ticker	Principal Listing Exchange
ALPS Sector Leaders ETF	SLDR	NYSE Arca, Inc.
ALPS Sector Low Volatility ETF	SLOW	NYSE Arca, Inc.

Statement of Additional Information

 Dated June [ ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus dated [           ], 2015, for each of the Funds listed above (the “Funds”), each a separate series of the ALPS ETF Trust (the “Trust”), as it may be revised from time to time.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of each Prospectus may be obtained without charge by writing to the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), or by calling toll free [                ].

The Funds’ most recent Annual Report is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

Table of Contents
Page
GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS	__
EXCHANGE LISTING AND TRADING	__
INVESTMENT RESTRICTIONS AND POLICIES	__
INVESTMENT POLICIES AND RISKS	__
GENERAL CONSIDERATIONS AND RISKS	__
MANAGEMENT	__
LICENSE AGREEMENTS AND DISCLAIMERS	__
BROKERAGE TRANSACTIONS	__
ADDITIONAL INFORMATION CONCERNING THE TRUST	__
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS	__
TAXES	__
FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS	__
DETERMINATION OF NAV	__
DIVIDENDS AND DISTRIBUTIONS	__
INDICATIVE INTRA-DAY VALUE	__
MISCELLANEOUS INFORMATION	__
FINANCIAL STATEMENTS	__
APPENDIX A PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on September 13, 2007 and is authorized to have multiple series or portfolios.  The Trust is an open‑end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently consists of [  ] investment portfolios (each a “Fund” and collectively, the “Funds”).  This SAI relates to the Funds identified on the front cover and as described below.  Each Fund is an exchange-traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. The shares of each Fund are referred to herein as “Shares” or “Fund Shares.”

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The  ALPS Sector Low Volatility ETF (the “SLOW Fund”) and ALPS Sector Leaders ETF (the “SLDR Fund”, are classified as “diversified.”

Each Fund is managed by ALPS Advisors, Inc. (“ALPS Advisors” or the “Adviser”).

Each Fund will offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

Each Fund’s Shares are listed on the NYSE Arca, Inc. (the “NYSE Arca”  or the “Exchange”) under the trading symbols set out on the front cover.

Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  [Creation Units are aggregations of 50,000 Shares.] In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section.  In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in‑kind creations or redemptions.  In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

INVESTMENT RESTRICTIONS AND POLICIES

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of the Funds and all other investment policies or practices of the Funds are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Shares of a Fund.

Except for restriction (2), any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Funds. With respect to the Funds’ fundamental investment restriction 7, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, the Funds (except as otherwise noted below) may not:

(1)             Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that a Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)            Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of a Fund’s total assets) and (ii) to enter into other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of a Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3)            Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)            Make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets.

(5)            Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)            Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)            Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting shares.” As defined in the 1940 Act, this means the vote of (i) 67% of a Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented in proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the Board of Trustees without shareholder approval.  The Funds may not:

(1)            Sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2)            Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)            Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)            Invest in illiquid securities if, as a result of such investment, more than 15% of a Fund’s net assets would be invested in illiquid securities.

(5)            Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, a Fund may invest in securities of issuers that engage in these activities.

INVESTMENT POLICIES

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus.  The Funds may not invest in all of the investments listed below.  The Funds use investment techniques commonly used by other exchange traded funds.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Funds’ Prospectus under the headings “Principal Investment Risks,” “Principal Risks of Investing in the Funds” and “Additional Risk Considerations.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General Considerations and Risks

Investment in the Funds should be made with an understanding that the value of the portfolio of securities held by the Funds may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

The Funds are not actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Funds unless the securities of such issuer are removed from the respective Underlying Index.

An investment in the Funds should also be made with an understanding that the Funds will not be able to replicate exactly the performance of the respective Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. It is also possible that for short periods of time, the Funds may not fully replicate the performance of the respective Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Funds are required to correct such imbalances by means of adjusting the composition of its portfolio securities.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Loans of Portfolio Securities.  The Funds may lend their investment securities to approved borrowers.  Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the applicable Fund.  These loans cannot exceed 33 1/3% of the Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the applicable Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark‑to‑market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan.  From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Senior Securities.  In general, the Funds may not issue any class of senior security, except within the limitations of the 1940 Act.  These limitations allow the Funds to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% (the “Asset Coverage Requirement”) for all Fund borrowings, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

Repurchase Agreements.  The Funds may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Funds from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Funds are authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  The Funds may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”).  The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Funds will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Funds’ ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Funds may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Funds may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest.  The collateral is marked-to-market daily.

Reverse Repurchase Agreements.  The Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing.  The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.  Generally, the effect of such transactions is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Funds are able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the Funds have an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Funds.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Funds’ assets.  The custodian bank will maintain a separate account for the Funds with securities having a value equal to or greater than such commitments.  Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments.  The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which the Funds may invest include:  (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short-term negotiable obligations of commercial banks.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies.  The Funds may invest in the securities of other investment companies (including money market funds).  Under the 1940 Act, the Funds’ investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Funds’ total assets with respect to any one investment company and (iii) 10% of the Funds’ total assets of investment companies in the aggregate.

Illiquid Securities.  The Funds may invest up to an aggregate amount of 15% of its net assets in illiquid securities.  Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options.  The Funds may utilize exchange-traded futures and options contracts.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price.  Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next.  Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date.  Brokers may establish deposit requirements which are higher than the exchange minimums.  Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  In such case, the Funds would expect to earn interest income on its margin deposits.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  Brokerage commissions are incurred when a futures contract position is opened or closed.
The Funds may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in their Underlying Indexes.  Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Underlying Index components or a subset of the components.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs.  Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Funds.  The potential for loss related to writing call options on equity securities or indices is unlimited.  The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected.

Cybersecurity.  In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on a Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cyber security failures or breaches by a Fund's third party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent, and financial intermediaries)[, or the subadviser,] may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund's net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. A Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund's investment in such securities to lose value.

INFORMATION ABOUT THE INDEX PROVIDERS AND DISCLAIMERS

Index Providers.  Set forth below is a list of the Funds  and the Underlying Index upon which such Fund is based.

Fund	Underlying Index
ALPS Sector Leaders ETF	S-Network Sector Leaders Index
ALPS Sector Low Volatility ETF	S-Network Sector Low Volatility Index

The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. SM (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poors Custom Indexes serves as calculation agent for the Index. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors.  Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance. S&P’s and its third party licensor's only relationship to S-Network Global Indexes, Inc. SM is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, Inc.SM  The S&P 500® is the property of Standard and Poor's Financial Services LLC ("S&P") and has been licensed by S&P for use by S-Network Global Indexes LLC in connection with the S-Network Sector Leaders (Ticker: SLDRX) or the S-Network Sector Low Volatility (Ticker: SLOW)

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

DERIVATIVES  (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The various derivative instruments that a Fund may use are described in more detail under “Futures Contracts, Options and Swap Agreements” and “Foreign Currency Transactions” in this Statement of Additional Information. Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with the use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the Adviser or a Sub-Adviser may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the CFTC and SEC defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a swap dealer, bank or other financial institution. A Fund enters into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers or central counterparty’s clearing members. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which a Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Funds are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before a Fund can enter into a new trade, market conditions may become less favorable to the Fund.

Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities. Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to its Index if the index underlying the futures contracts differs from the Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements

Bi-lateral swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.  Some interest rate and credit default swaps are currently subject to central clearing and exchange trading.  Although exchange-trading and clearing decreases the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange-trading and clearing will not make the contracts risk-free.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

It is possible that developments in the swaps market, including government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Where swap agreements are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, they may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest.

If a Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

EQUITY SECURITIES

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in the Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

●            The Fund makes distributions,

●            You sell your Shares listed on the NYSE Arca, and

●            You purchase or redeem Creation Units.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT

Trustees and Officers

The general supervision of the duties performed by the Adviser for each Fund under the Investment Advisory Agreement is the responsibility of the Board of Trustees.  The Trust currently has four Trustees.  Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser.  These are the “non-interested” or “independent” Trustees (“Independent Trustees”).  The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex  overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below.

Independent Trustees

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Offic and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Mary K. Anstine, 1940	Trustee	Since March 2008
Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver.  Ms. Anstine is also Trustee/Director of the following: AV Hunter Trust; Colorado Uplift Board.  Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America and a member of the American Bankers Association Trust Executive Committee.
				[ ]	Ms. Anstine is a Trustee of ALPS Variable Investment Trust ([9] funds); Financial Investors Trust ([32] funds); Reaves Utility Income Fund; and Westcore Trust ([12] funds).

Jeremy W. Deems, 1976	Trustee	Since March 2008
Mr. Deems is the Co-Founder, Chief Financial Officer of Green Alpha Advisors, LLC. Mr. Deems is Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007.
			[ ]	Mr. Deems is a Trustee of ALPS Variable Investment Trust ([9] funds); Financial Investors Trust ([32] funds); and Reaves Utility Income Fund.

Rick A. Pederson, 1952	Trustee	Since March 2008
Mr. Pederson is President, Foundation Properties, Inc. (a real estate investment management company), 1994 - present; Advisory Board Member, Bow River Capital Partners (private equity management), 2003 - present; Advisor, Pauls Corporation (real estate investment management and development), 2008 - present; Chairman, Ross Consulting Group (real estate consulting services) 1983-2013; Advisory Board, Neenan Company (construction services) 2002-present; Board Member, Prosci, Inc. (private business services), 2013-present; Board Member, Citywide Banks (Colorado community bank) 2014-present; Director, National Western Stock Show (not-for-profit organization); Director, Biennial of the Americas (not-for-profit organization).
			[ ]	Mr. Pederson is Trustee of Westcore Trust ([12] funds) and Principal Real Estate Income Fund ([1] fund).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
*** The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.

Interested Trustee

Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Thomas A. Carter, 1966	Trustee and President	Since March 2008
Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and Executive Vice President and Director of ALPS and ALPS Holdings, Inc. (“AHI”), and ALPS Distributors, Inc. (“ADI”). Because of his position with AHI, ALPS, ADI, APSD and AAI, Mr. Carter is deemed an affiliate of the Fund as defined under the 1940 Act. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.
				[ ]	Mr. Carter is a Trustee of ALPS Variable Investment Trust ([9] funds) and Principal Real Estate Income Fund ([1] fund)

______________________
*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Melanie Zimdars, 1976	Chief Compliance Officer (“CCO”)	Since December 2009
Ms. Zimdars currently serves as a Deputy Chief Compliance Officer with ALPS.  Prior to joining ALPS in September 2009, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008.   Because of her position with ALPS, Ms. Zimdars is deemed an affiliate of the Trust as defined under the 1940 Act.  Ms. Zimdars is also the CCO of ALPS Variable Investment Trust, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Broadview Funds Trust,  BLDRS Index Funds Trust and PowerShares QQQ Trust.

Patrick D. Buchanan, 1972	Treasurer	Since June 2012
Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007 and because of his position with AAI, he is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buchanan is also Treasurer of the ALPS Variable Insurance Trust and Principal Real Estate Income Fund.

William Parmentier, 1952	Vice President	Since March 2008
Mr. Parmentier is Chief Investment Officer, AAI (since 2006); President and Chief Executive Officer of the Liberty All-Star Funds (since April 1999); Senior Vice President (2005-2006), Banc of America Investment Advisors, Inc. Because of his position with AAI, Mr. Parmentier is deemed an affiliate of the Trust as defined under the 1940 Act.

David T. Buhler, 1971	Secretary	Since March 2015
Mr. Buhler joined ALPS in June 2010. He is currently Vice President and Senior Associate Counsel of ALPS, AAI, ADI and APSD. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buhler is also the Secretary of Financial Investors Trust, ALPS Variable Investment Trust and Westcore Trust. .

Jennifer A. Craig 1973	Assistant Secretary	Since October 2013
Ms. Craig joined ALPS in 2007 and is currently Assistant Vice-President and Paralegal Manager. Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series.  Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act.

______________________
*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**  This is the period for which the Officer began serving the Trust.  Each Officer serves an indefinite term, until her/her successor is elected.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 25, 2008.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 25, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-Founder  and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, investment advisor to the Forward Funds, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

Rick A. Pederson

Mr. Pederson has been an Independent Trustee of the Trust since March 25, 2008.  He currently serves as President of Foundation Properties, Inc., a real estate investment manager, is an Advisory Board member at Bow River Capital Partners, a private equity investment management firm.  Mr. Pederson is also Advisor of the Pauls Corporation, a real estate investment management and development company, an Advisory Board member at Neenan Co., a construction services company, a Board Member of Prosci Inc., a private business services company, a Board member of Citywide Banks, a community bank, and a Director of two not-for-profit organizations, the National Western Stock Show and Biennial of the Americas.  He has previously served as Chairman of Ross Consulting Group, a real estate consulting service.  He was selected to serve as a Trustee of the Trust based on his business and financial services experience.

Thomas A. Carter

Mr. Carter has been an Interested Trustee and Chairman of the Trust since March 25, 2008.  Mr. Carter joined ALPS Fund Services, Inc., the Funds’ administrator, in 1994 and currently serves as President of ALPS Portfolio Solutions Distributor, Inc., the Funds’ principal underwriter, and ALPS Advisors, Inc., the Funds’ investment adviser. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.  He was selected to serve as a Trustee of the Trust based on his business, accounting, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of each Fund rests with the Trustees. The Trust has engaged the Adviser to manage each Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of each Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of four members, three of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Thomas A. Carter, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined not to appoint a lead independent trustee.  The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s multiple series of Fund shares, each Fund’s single portfolio of assets, each Fund’s net assets and the services provided by the Funds’ service providers.

Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of each Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by each Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of each Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of each Fund’s compliance program and reports to the Board regarding compliance matters for each Fund and its principal service providers. In addition, as part of the Board’s periodic review of each Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman) and Pederson.  The Audit Committee met twice during the fiscal year ended November 30, 2014.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems and Pederson.  The Nominating and Corporate Governance Committee of the Board met once during the fiscal year ended November 30, 2014.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational, professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS ETF Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2014, the dollar range of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Thomas A. Carter	[ ]	[ ]

As of December 31, 2014, the dollar range of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	[ ]	[ ]
Jeremy W. Deems	[ ]	[ ]
Rick Pederson	[ ]	[ ]

Remuneration of Trustees and Officers

Each Independent Trustee receives (1) a quarterly retainer of $5,000, (2) a per meeting fee of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.  The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended November 30, 2014:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Portfolio Complex Paid To Trustees(1)
Mary K. Anstine, Trustee	$39,500	$0	$0	$115,000
Jeremy W. Deems, Trustee	$39,500	$0	$0	$115,000
Rick A. Pederson, Trustee	$39,500	$0	$0	$60,750
______________________
(1)	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

Adviser.  The Funds are managed by the Adviser.  The Adviser, a wholly owned subsidiary of ALPS Holdings, Inc. (“ALPS Holdings”), subject to the authority of the Board, is responsible for the overall management and administration of each Fund’s business affairs.  The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the SEC as an investment adviser.  The Adviser’s principal address is 1290 Broadway, Suite 1100, Denver, CO 80203.  The Adviser is an affiliate of ALPS Fund Services, Inc., who serves as the Funds’ administrator, and ALPS Distributors, Inc., who serves as Distributor to the Funds.

Located in Denver, Colorado, ALPS Holdings, a wholly owned subsidiary of DST Systems, Inc., was founded in 2005 and assumed the business of ALPS Financial Services, which was founded in 1985 as a provider of fund administration and fund distribution services.  Since then, ALPS Holdings has added additional services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services.  As of [   ], ALPS Advisors, Inc. manages over [   ] billion in assets.

Investment Advisory Agreement.

Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, the Adviser is responsible for all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business.

The Funds’ unitary advisory fees as a percentage of net assets are:

Fund	Advisory Fee
ALPS Sector Leaders ETF	[ ]
ALPS Sector Low Volatility ETF	[ ]

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.  The initial term of the Investment Advisory Agreement is two years and continues thereafter only if approved annually by the Board, including a majority of the Independent Trustees.  The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Funds’ outstanding voting securities on 60 days written notice to the Adviser, or by the Adviser on 60 days written notice to the Fund.

Other Accounts Managed by the Portfolio Manager; Compensation of the Portfolio Manager.

Information regarding the other accounts managed by the portfolio managers as of December 31, 2014, is set forth below:

	Accounts Managed			Accounts With Respect to Which the Advisory Fee is based on the Performance of the Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Michael Akins	Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
	Other Pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other Accounts	[ ]	[ ]	[ ]	[ ]

	Accounts Managed			Accounts With Respect to Which the Advisory Fee is based on the Performance of the Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Ryan Mischker	Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
	Other Pooled investment vehicles	[ ]	[ ]	[ ]	[ ]
	Other Accounts	[ ]	[ ]	[ ]	[ ]

Portfolio Manager Compensation Structure Disclosure
The Adviser is responsible for the day-to-day management of each Fund. Michael Akins, who is responsible for the day-to day management of each Fund is paid a base salary, and bonus compensation based on revenue generated on the index management portion of the Adviser’s fee.  Michael Akins also receives additional compensation based on the assets under management of each Fund. Ryan Mischker, who is also responsible for the day-to-day management of each Fund is paid a base salary, plus a discretionary bonus. The bonus for Mr. Mischker is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Mr. Akins and Mr. Mischker is discretionary and is not based specifically on portfolio performance.

Securities Ownership of the Portfolio Manager. Because the Fund is newly organized, the portfolio manager does not own shares of the Fund.

Administrator.  ALPS Fund Services, Inc. (“ALPS Fund Services”) serves as the Trust’s administrator.  Pursuant to an administration agreement, ALPS Fund Services provides certain administrative, bookkeeping and accounting services to the Trust.  For the services, ALPS Fund Services receives a fee, accrued daily and paid monthly by the Adviser from the management fee.  ALPS Fund Services is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Custodian and Transfer Agent.  [                        ], also serves as custodian for the Funds pursuant to a Custodian Agreement.  As custodian, [   ] holds each Fund’s assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses.  [   ] also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement.  As compensation for the foregoing services, [   ] receives certain out-of-pocket costs, transaction fees and asset‑based fees which are accrued daily and paid monthly by the Adviser from the management fee.

Distributor.  ALPS Portfolio Solutions Distributor, Inc. is the distributor of the Funds’ Shares.  Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.  The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares.  Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Units.”

Financial Intermediary Compensation. The Adviser and/or its subsidiaries or affiliates (“ALPS Entities”) may pay certain broker-dealers and other financial intermediaries (“Intermediaries”) for certain activities related to certain Funds (“Payments”). Any Payments made by ALPS Entities will be made from their own assets and not from the assets of the Funds. Although a portion of ALPS Entities’ revenue comes directly or indirectly in part from fees paid by the Funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund. ALPS Entities may make Payments for Intermediaries to participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems. ALPS Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general. In addition, ALPS Entities may make Payments to Intermediaries that make Shares available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. The Adviser has established revenue-sharing arrangements with Charles Schwab & Co., Inc. (“Schwab”) and Raymond James Financial Services, Inc. (“Raymond James”). Under these arrangements, Schwab and Raymond James have agreed not to charge their customers any trading commissions when those customers purchase or sell shares of certain Funds online. In addition, Schwab and Raymond James will promote the availability of commission-free trading for certain Funds to their customers.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

ALPS Entities may determine to make Payments based on any number of metrics. For example, ALPS Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. The Adviser anticipates that the Payments paid by ALPS Entities in connection with the Funds will be immaterial to ALPS Entities in the aggregate for the current fiscal year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any payments made by the ALPS Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

Aggregations.  Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares.  Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants of the Depository Trust Company (the “DTC”) (as defined in “DTC Acts as Securities Depository” below).

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions.  None of the Adviser, its affiliates or RIS currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser.  In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.  The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act.  The Trust was organized as a Delaware statutory trust on September 13, 2007.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.”  The Trust currently is comprised of twenty funds.  The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund.  Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable.  Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to a Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shares of all Funds of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote.  The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

The Trust is not required and does not intend to hold annual meetings of shareholders.  Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Control Persons. As of the date of this SAI, no entity owns of record 5% or more of the outstanding Shares of the Fund.

Book Entry Only System.  The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares.  Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited‑purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book‑entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE Arca and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting.  The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser or relevant Sub-Adviser.    The Adviser or relevant Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A of this SAI.  The Board will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for each Fund also will be available at no charge upon request by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.  Each Fund’s Form N-PX also is available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule.  The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q.  The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.  Form N-Q and Form N-CSR for each Fund will be available on the SEC’s website at http://www.sec.gov.  Each Fund’s Form N-Q and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850.  Each Fund’s Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado  80203.

Portfolio Holdings Policy.  The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  Each Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in each Fund or in other investment companies or accounts managed by the Adviser, Sub-Adviser or any affiliated person of the Adviser or Sub-Adviser) in connection with the disclosure of portfolio holdings information of each Fund.  The Trust’s policy is implemented and overseen by the Chief Compliance Officer of each Fund, subject to the oversight of the Board.  Periodic reports regarding these procedures will be provided to the Board.  The Board must approve all material amendments to this policy.  Each Fund’s complete portfolio holdings are publicly disseminated each day each Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.  The Trust, the Adviser, Sub-Advisers and the Distributor will not disseminate non-public information concerning the Trust.

Codes of Ethics.  Pursuant to Rule 17j‑1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, Sub-Advisers and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”).  Rule 17j‑1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by each Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business.  As of the date of this SAI, the NYSE observes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of each Fund generally consists of the in-kind deposit of a designated portfolio of securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below.

The Cash Component is sometimes also referred to as the Balancing Amount.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund that effects creations wholly or partly in-kind.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next‑announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the Underlying Index. In addition, with respect to Funds that effect creations wholly or partly in-kind, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or, if applicable, the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.  Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the applicable Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.  The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the applicable Fund.

Procedures for Creation of Creation Unit Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker‑dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement.  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant. Only U.S. equity securities are eligible to be cleared through the Clearing Process. Therefore, only Funds which invest solely in such securities are eligible to utilize the Clearing Process.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker‑dealers that have executed a Participant Agreement.  Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.  Orders for Creation Unit Aggregations that are affected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

Placement of Creation Orders Using Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC.  Fund Deposits (for Funds eligible to utilize the Clearing Process) made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.  The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process.  Fund Deposits made outside the Clearing Process (including all Fund Deposits made for Funds that are not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed a Participant Agreement pre‑approved by the Adviser and the Distributor.  A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.  The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component.  The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) (for Funds that could utilize the Clearing Process) and in the circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.  (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked‑to‑market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee, as described below, will be charged in all cases.  The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, a Sub-Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a fixed creation transaction fee, described below, payable regardless of the number of creations made each day.

An additional variable charge may be imposed for creations effected outside the Clearing Process (with respect to Funds that could utilize the Clearing Process).

In addition, in the case of cash creations or where the Trust permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities. The Trust may adjust these fees from time to time based upon actual experience. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser's or Sub-Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation transaction fee for each Fund is set forth below.

FUND	STANDARD CREATION TRANSACTION FEE
SLDR	$	[ ]
SLOW	$	[ ]

Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be redeemed only in Creation Unit Aggregations at its NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  The Funds will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

With respect to each Fund that effects redemptions wholly or partly in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions (or partial cash redemptions) are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed to compensate a Fund for the costs associated with selling the applicable securities. A Fund may adjust these fees from time to time based on actual experience. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Investment Adviser's discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust's sale of portfolio securities will be at the expense of a Fund and will affect the value of all Shares of the Fund; but the Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The standard redemption transaction fees for a Fund otherwise are the same as the standard creation fees set forth above.  In no event will a redemption transaction fee exceed 2% of the amount redeemed.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Unit Aggregations through the Clearing Process (for Funds eligible to utilize the Clearing Process) must be delivered through a Participating Party that has executed the Participant Agreement.  An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined.  An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day.  The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Unit Aggregations outside the Clearing Process (including all redemption orders for Funds not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC.  An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut‑Off‑Time”) and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. With respect to Funds that invest in non-U.S. securities, however, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Funds. In addition, for Funds that invest in non-U.S. securities, in connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

For Funds that effect redemptions wholly or partly in-kind, if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the relevant Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the relevant Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

 TAXES

The following discussion is applicable to all Funds.  Each Fund intends to qualify for and  has elected or intends to elect to be treated as a separate regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code, as amended (the “Code”).  As a RIC, a Fund will not be subject to U.S. Federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders.  To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the relevant Fund's current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes.  Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98.2% of its ordinary income (taking into account certain deferrals and elections) for the calendar year plus 98.2% of its net capital gains for twelve months ended October 31 of such year.  Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Each Fund may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, money market instruments, convertible securities and structured notes. Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the relevant Fund. Each Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Certain of a Fund’s investments may be subject to special U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss, the deductibility of which is more limited, (iv) adversely affect when a purchase or sale of stock or securities is deemed to occur, (v) adversely alter the intended characterization of certain complex financial transactions (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash and (vii) produce non-qualifying income for purposes of the income test required to be satisfied by a RIC. The application of these rules could cause the Fund to be subject to U.S. federal income tax or the nondeductible 4% excise tax and, under certain circumstances, could affect the Fund’s status as a RIC. Each Fund will monitor its investments and may make certain tax elections in order to mitigate the effect of these provisions.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividends.”

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that Fund.  If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability.  No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.  Each shareholder will be notified after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year.  Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

Distributions from each Fund's net investment income, including net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of each Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

Dividends declared by each Fund in October, November or December and paid to shareholders of record of such months during the following January may be treated as having been received by such shareholders in the year the distributions were declared.

Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of either 15% or 20%, depending on whether the taxpayer’s income exceeds certain threshold amounts.   In addition, some ordinary dividends declared and paid by each Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by each Fund and the shareholder.  Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.  In addition, each Fund will report the amount of dividends to non-corporate shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale, exchange or redemption of Shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss.  A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty‑one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed.  In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long‑term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income).  Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Legislation passed by Congress requires reporting to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis.  Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts.

If, for any calendar year, the total distributions made exceed a Fund's current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares.  The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities (“Foreign Shareholders”) that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.  However, Foreign Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S. or (ii) in the case of a non-corporate shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.  Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.  For distributions with respect to taxable years of RICs beginning before January 1,  2015 (if not extended further by Congress), the Funds are not required to withhold any amounts with respect to distributions to foreign shareholders that are properly designated by a Fund as “interest-related dividends” or “short-term capital gain dividends,” provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.  However a Fund may withhold tax on these amounts regardless of the fact that it is not required to do so. There can be no assurance as to whether or not legislation will be enacted to extend this exemption.

Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a Foreign Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a Fund is a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Fund shares by a Foreign Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund shares would be FIRPTA gain. After December 31, 2014, the same rule will apply to dispositions of Fund shares by Foreign Shareholders but without regard to whether a Fund is domestically controlled.  A Fund will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain by a RIC if all of the following requirements are met: (i) the RIC is classified as a “qualified investment entity” (which includes a RIC if, in general more than 50% of the RIC’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a Foreign Shareholder that owns more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a Foreign Shareholder that is a corporation. Even if a Foreign Shareholder does not own more than 5% of a Fund’s shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2015 (unless such sunset date is extended or made permanent). After such sunset date, Fund distributions from a REIT attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a “qualified investment entity”.

As of July 1, 2014, withholding is required  (at a 30% rate) with respect to payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  Shareholders may be requested to provide additional information to a Fund to enable the applicable withholding agent to determine whether withholding is required.

Non-U.S. Shareholders may also be subject to U.S. estate tax with respect to their shares of the Fund.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning.  Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws.  Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof.  Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year.  Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss.  Application of this rule may alter the timing and character of distributions to shareholders.  Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the relevant Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the relevant Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”).  It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the relevant Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of each Fund’s fiscal year on futures or options transactions.  Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the relevant Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the relevant Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the relevant Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  Dividends from net investment income, if any, are declared and paid either quarterly or annually depending on the Fund.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the relevant Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

INDICATIVE INTRA-DAY VALUE

The approximate value of a Fund’s investments on a per-Share basis, the Indicative Intra-Day Value (“IIV”), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to a Fund and the estimated value of the securities held in a Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on a Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies. Although the Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds makes no warranty as to the accuracy of the IIV.

MISCELLANEOUS INFORMATION

Counsel.  Dechert LLP, 1095 Avenue of the Americas, New York, New York, 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm.  [    ], [     ], serves as each Fund’s independent registered public accounting firm.  They audit each Fund’s financial statements and perform other related audit services.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not commenced investment operations. When available, you can obtain copies of the Funds’ Annual Report and Semi-Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this SAI.

APPENDIX A

ALPS Advisors, Inc.
Proxy Voting Policy, Procedures and Guidelines

Overview
An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients.  An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

With all advisory clients of AAI currently being investment companies registered under the 1940 Act, any assignment of voting authority over the Funds’ voting securities is typically delegated to AAI as the Funds’ investment adviser, or the Funds’ sub-adviser by the respective Funds’ Board of Trustees/Directors. If the Funds’ day-to-day investment decisions are performed by the Funds’ investment sub-adviser(s), Funds’ Board of Trustees/Directors may elect to delegate the responsibility of voting proxies to such sub-adviser to be voted in accordance to the sub-adviser’s proxy voting policies and procedures in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  For securities in the portfolio of a Fund that is managed by more than one sub-adviser, each sub-adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, unless directed otherwise.

ALPS Advisors, Inc. (“AAI”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise.  AAI will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request.  Information regarding AAI’s proxy voting decisions is confidential.  Therefore, the information may be shared on a need to know basis only, including within AAI.  Advisory clients may obtain information on how their proxies were voted by AAI.  However, AAI will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

POLICY:

All proxies regarding client securities for which AAI has authority to vote will, unless AAI determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by AAI to be in the best interest of AAI’s clients without regard to any resulting benefit or detriment to AAI or its affiliates.  The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as AAI determines in its sole and absolute discretion.  In the event a client believes that its other interests require a different vote, AAI will vote as the client clearly instructs, provided AAI receives such instructions in time to act accordingly.

AAI endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when AAI expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where AAI deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

AAI seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:

AAI has adopted the following proxy voting procedures and controls for any client securities which AAI has authority to vote on.  Where proxy voting is delegated to the sub-adviser, the sub-adviser will adopt proxy voting policies and procedures in accordance in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

I. PROXY COMMITTEE

AAI has established a Proxy Committee whose standing members include Chief Compliance Officer, Deputy Chief Compliance Officer(s), Chief Investment Officer, Vice President of Investments and Head of Trading, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.  Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A)  or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

(d) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II. AAI’S INVESTMENT ASSOCIATES

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above.  Information regarding AAI’s proxy voting decisions is confidential information.  Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of AAI and within AAI on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures).  A research analyst or portfolio manager must disclose to AAI’s Chief Compliance Officer in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix B to this policy).  For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation and communicating it to the Compliance Department.

Research analysts and portfolio managers should seek advice from Compliance or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by AAI, an AAI affiliate, or an AAI associate that creates an incentive (or appearance thereof) to favor the interests of AAI, the affiliate, or associate, rather than the clients’ interests.  For example, AAI may have a conflict of interest if either AAI has a significant business relationship with a company that is soliciting a proxy, or if an AAI associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company.  A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence AAI’s decision on the particular vote at issue.  In all cases where there is deemed to be a material conflict of interest, AAI will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by AAI’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) an AAI investment associate believes that an exception to the guidelines may be in the best economic interest of AAI’s clients (collectively, “Proxy Referrals”), AAI may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance will collect and review any information deemed reasonably appropriate to evaluate if AAI or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest.  AAI investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to AAI’s Chief Compliance Officer (“CCO”), or designee, in writing (see Appendix B - “Conflicts of Interest Disclosure and Certification Form”).  Compliance will consider information about AAI’s significant business relationships, as well as other relevant information.  The information considered by Compliance may include information regarding: (1) AAI client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the AAI investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) AAI has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, AAI’s policy is to invoke one or more of the following conflict management procedures:

1.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be AAI’s proxy voting agent);
2.	Causing the proxies to be delegated to a qualified, independent third party, which may include AAI’s proxy voting agent.
3.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to AAI’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

AAI considers proxies solicited by open-end and closed-end investment companies for which AAI or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for AAI.  Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

AAI has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

1.	ALPS’s Code of Ethics affirmatively requires that associates of AAI act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of AAI’s Clients.

2.	By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any AAI or ALPS associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•	To disclose in writing to AAI’s CCO, or designee, any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how AAI will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of ALPS. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•	To refrain from taking into consideration, in the decision as to whether or how AAI will vote proxies the existence of any current or prospective material business relationship between AAI, ALPS or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

3.	In certain circumstances, AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

IV.            PROXY VOTING GUIDELINES

A.  AAI’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy.  AAI will use an independent, third-party vendor to implement its proxy voting process as AAI’s proxy voting agent.  In general, whenever a vote is solicited, ISS or another independent third party will execute the vote according to AAI’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A portfolio manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines.  In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines.  If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption.  The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of  proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote.  In general, AAI will refrain from voting such securities.  However, in the exceptional circumstances that AAI determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines.  The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.	AAI will use an independent, third-party vendor, to implement its proxy voting process as AAI’s proxy voting agent. This retention is subject to AAI continuously assessing the vendor’s independence from AAI and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with AAI’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and AAI’s clients, on the other hand. As means of performing this assessment, AAI will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of AAI in accordance with this Policy.

3.	On a daily basis, AAI will send to ISS a holdings file detailing each equity holding held in all accounts over which AAI has voting authority. Information regarding equity holdings for international portfolios will be sent weekly.

4.	ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for AAI accounts. ISS will then reconcile information it receives from AAI with information that it has received from Proxy Edge and custodian banks. Any discrepancies will be promptly noted and resolved by ISS, with notice to AAI.

5.	Whenever a vote is solicited, ISS will execute the vote according to AAI’s Voting Guidelines which will be delivered by AAI to ISS as set forth in Appendix A and anytime there is a material change to these guidelines.

If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to AAI over a secure website. AAI personnel will check this website regularly. The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS’ understanding of the Voting Guidelines previously delivered to ISS. AAI will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. AAI will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.

6.	Each time that ISS sends AAI a request to vote, the request will be accompanied by the recommended vote determined in accordance with AAI’s Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of AAI’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS will inform AAI of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

7.	ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by AAI on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients AAI will receive a report from ISS detailing AAI’s voting for the previous period.

VI. SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy.  The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII. ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to AAI’s CCO, or designee.  Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance or Legal.  Compliance will notify the Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VIII. MONITORING

AAI’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process.  The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of ISS votes to ensure that ISS is accurately voting consistent with AAI’s Proxy Guidelines; and (2) review of fund’s N-PX report to ensure that it’s filed in a timely and accurate manner.  Additionally, AAI will review ISS’ conflicts of interest policies.

IX. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in AAI’s Form ADV.  Upon receipt of a Client’s request for more information, AAI will provide to the Client a copy of this Policy and/or how AAI voted proxies for the Client pursuant to this Policy for up to a one-year period.  It is AAI’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, AAI will not selectively disclose its investment company clients’ proxy voting records; rather, ALPS will disclose such information by publicly available annual filings.  AAI will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th.  AAI will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy.  The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials
•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations
•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms
•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than six years.  Records must be retained in an appropriate office of AAI for the first three years.

Dated:  November 29, 2006
Amended:  December 22, 2010

Appendix A

Summary of Proxy Voting Guidelines

AAI has adopted Institutional Shareholder Services, Inc.’s guidelines.  AAI retains the right to override any of ISS’ guidelines on a case-by-case basis.    A concise summary of ISS’ current Proxy Voting Guidelines can be found at http://www.issgovernance.com/policy.

Appendix B

Conflicts of Interest Disclosure Form

ALPS ADVISORS, INC.
PROXY VOTING CONFLICT OF INTEREST DISCLOSURE FORM

1. Company name:
2. Date of Meeting:
3. Referral Item(s):
4. Description of AAI’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:

5. Describe procedures used to address any conflict of interest:

Compliance will consider information about AAI’s significant business relationships, as well as other relevant information.  The information considered by Compliance may include information regarding: (1) AAI client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the AAI investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) AAI has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, AAI’s policy is to invoke one or more of the following conflict management procedures:

a.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be AAI’s proxy voting agent);
b.	Causing the proxies to be delegated to a qualified, independent third party, which may include AAI’s proxy voting agent.
c.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to AAI’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

AAI considers (1) proxies solicited by open-end and closed-end investment companies for which AAI or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for AAI.  Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

AAI has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.
B-1

a.	AAI’s Code of Ethics affirmatively requires that associates of AAI act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of AAI’s Clients.

b.	By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any AAI or ALPS associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•	To disclose in writing to AAI’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how AAI will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of AAI or ALPS. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•	To refrain from taking into consideration, in the decision as to whether or how AAI will vote proxies the existence of any current or prospective material business relationship between AAI, ALPS or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.	In certain circumstances, AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

6. Describe any contacts from parties outside AAI (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION
The undersigned personnel of AAI certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

_______________________________
Name:
Title:

B-2

Item 28.	Exhibits
	(a)	(1)	Certificate of Trust of Registrant dated September 13, 2007.(1)

		(2)	Declaration of Trust of Registrant dated September 13, 2007.(2)

	(b)		By-Laws of Registrant dated September 13, 2007.(2)

	(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a) of this filing).

	(d)	(1)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Cohen & Steers Global Realty Majors ETF.(13)

		(2)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Equal Sector Weight ETF.(13)

		(3)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(13)

		(4)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Alerian MLP ETF.(13)

		(5)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the RiverFront Strategic Income Fund.(17)

		(6)	Form of Sub-Advisory Agreement between the Trust and RiverFront Investment Group, LLC with respect to the RiverFront Strategic Income Fund.(17)

		(7)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the U.S. Equity High Volatility Put Write Index Fund.(12)

		(8)	Form of Sub-Advisory Agreement between ALPS Advisors, Inc. and Rich Investment Solutions, LLC with respect to the U.S. Equity High Volatility Put Write Index Fund.(12)

(9)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sector Dividend Dogs ETF.(9)

(10)
Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF.(11)

(11)
Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(12)
Form of Amendment to Sub-Advisory Agreement between ALPS Advisors, Inc. and Rich Investment Solutions LLC, with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(13)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Barron’s 400 ETF.(15)

(14)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(15)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(16)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Workplace Equality Portfolio.(19)

(17)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Emerging Sector Dividend Dogs ETF.(20)

(18)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sprott Gold Miners ETF.(22)

(19)	Form of Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Alerian MLP ETF.(22)

(20)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(23)

(21)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Medical Breakthroughs ETF.(24)

(22)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF (to be filed by subsequent amendment).

(23)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS MSCI Emerging Markets Equal Sector Weighted ETF (to be filed by subsequent amendment).

(24)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the Sprott Junior Gold Miners ETF (25).

(25)	Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

(26)	Form of Sub-Advisory Agreement between the Trust and Rich Investment Solutions LLC, with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

(27)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Equal Sector Weight ETF (26).

(28)	Fee Waiver Letter Agreement between the Trust and RiverFront Investment Group, LLC with respect to the RiverFront Strategic Income Fund (26).

(29)
Form of Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS Sector Leaders ETF and the ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(e)	(1)	Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc.(13)

	(2)	Form of Authorized Participant Agreement.(13)

	(3)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS International Sector Dividend Dogs ETF.(16)

	(4)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the RiverFront Strategic Income Fund.(17)

	(5)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

	(6)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

	(7)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Sprott Gold Miners ETF.(22)

	(8)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(23)

	(9)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Medical Breakthroughs ETF.(24)

(10)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (to be filed by subsequent amendment).

	(11)	Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the Sprott Junior Gold Miners ETF (25).

(12)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

(13)
Form of Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(f)		None.

(g)	(1)	Custody Agreement between the Trust and The Bank of New York.(4)

	(2)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York with respect to the ALPS Equal Sector Weight ETF.(3)

	(3)	Foreign Custody Manager Agreement between the Trust and The Bank of New York.(4)

	(4)	Amendment to Custody Agreement between the Trust and The Bank of New York with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

(5)
Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

(6)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Alerian MLP ETF and the RiverFront Strategic Income Fund.(6)

(7)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Alerian MLP ETF and the RiverFront Strategic Income Fund.(6)

(8)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Sector Dividend Dogs ETF.(9)

(9)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Sector Dividend Dogs ETF.(9)

(10)
Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the VelocityShares Tail Risk Hedged Large Cap ETF, VelocityShares Volatility Hedged Large Cap ETF, NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund and U.S. Equity High Volatility Put Write Index Fund.(10).

(11)
Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the VelocityShares Tail Risk Hedged Large Cap ETF, VelocityShares Volatility Hedged Large Cap ETF, NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund and U.S. Equity High Volatility Put Write Index Fund.(10)

(12)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Barron’s 400 ETF.(15)

(13)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Barron’s 400 ETF.(15)

(14)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(15)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(16)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the RiverFront Strategic Income Fund.(17)

(17)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the RiverFront Strategic Income Fund.(17)

(18)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(19)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(20)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(21)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(22)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Sprott Gold Miners ETF.(22)

(23)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Sprott Gold Miners ETF.(22)

(24)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Stoxx Europe 600 ETF.(23)

(25)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Stoxx Europe 600 ETF.(23)

(26)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Medical Breakthroughs ETF.(24)

(27)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Medical Breakthroughs ETF.(24)

(28)
Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (to be filed by subsequent amendment).

(29)
Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (to be filed by subsequent amendment).

(30)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the Sprott Junior Gold Miners ETF (25).

(31)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the Sprott Junior Gold Miners ETF (25).

(32)	Form of Amendment to Custody Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

	(33)	Form of Amendment to Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

	(34)	Form of Master Custodian Agreement with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(h)	(1)	Administration Agreement between the Trust and ALPS Fund Services, Inc.(4)

	(2)	Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Equal Sector Weight ETF.(3)

	(3)	Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

	(4)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Alerian MLP ETF.(6)

	(5)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the RiverFront Strategic Income Fund.(17)

	(6)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the U.S. Equity High Volatility Put Write Index Fund.(12)

	(7)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sector Dividend Dogs ETF.(9)

(8)
Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the VelocityShares Tail Risk Hedged Large Cap ETF and VelocityShares Volatility Hedged Large Cap ETF.(11)

(9)
Form of Amendment to Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund (to be filed by subsequent amendment).

(10)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Barron’s 400 ETF.(15)

(11)	Form of Administration Agreement between the Trust and ALPS Fund Services with respect to ALPS International Sector Dividend Dogs ETF.(16)

(12)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(13)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Workplace Equality Portfolio.(19)

(14)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Emerging Sector Dividend Dogs ETF.(20)

(15)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sprott Gold Miners ETF.(22)

(16)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Stoxx Europe 600 ETF.(23)

(17)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Medical Breakthroughs ETF.(24)

(18)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF (to be filed by subsequent amendment).

(19)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS MSCI Emerging Markets Equal Sector Weighted ETF (to be filed by subsequent amendment)

(20)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Sprott Junior Gold Miners ETF (25).

(21)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

(22)	Form of Administration Agreement between the Trust and ALPS Fund Services, Inc. with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(23)	Transfer Agency Services Agreement between the Trust and The Bank of New York.(4)

(24)	Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York with respect to the ALPS Equal Sector Weight ETF.(3)

(25)
Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York with respect to the Global Commodity Equity ETF(f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund).(5)

(26)	Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York Mellon with respect to the Alerian MLP ETF.(6)

(27)	Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York Mellon with respect to the Sector Dividend Dogs ETF.(9)

(28)
Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York Mellon with respect to the VelocityShares Tail Risk Hedged Large Cap ETF, VelocityShares Volatility Hedged Large Cap ETF, NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund and U.S. Equity High Volatility Put Write Index Fund.(10)

(29)	Form of Amendment to Transfer Agency Services Agreement between the Trust and The Bank of New York Mellon with respect to the Barron’s 400 ETF.(15)

(30)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(31)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the RiverFront Strategic Income Fund.(17)

(32)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(33)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(34)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the Sprott Gold Miners ETF.(22)

(35)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Stoxx Europe 600 ETF.(23)

(36)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Medical Breakthroughs ETF.(24)

(37)
Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (to be filed by subsequent amendment).

(38)	Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the Sprott Junior Gold Miners ETF (25).

(39)
Form of Amendment to Transfer Agency Services Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

(40)	Form of Transfer Agency and Service Agreement with respect to the ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(41)	Fund Accounting Agreement between the Trust and The Bank of New York.(4)

(42)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York with respect to the ALPS Equal Sector Weight ETF.(3)

(43)	Amendment to Fund Accounting Agreement between the Trust and The Bank of New York with respect to the Global Commodity Equity ETF (f/k/a Jefferies | TR/J CRB Global Commodity Equity Index Fund.(5)

(44)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the Alerian MLP ETF.(6)

(45)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the Sector Dividend Dogs ETF.(9)

(46)
Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the VelocityShares Tail Risk Hedged Large Cap ETF, VelocityShares Volatility Hedged Large Cap ETF, NYSE Arca U.S. Equity Synthetic Reverse Convertible Index Fund and U.S. Equity High Volatility Put Write Index Fund. (10)

(47)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the Barron’s 400 ETF.(15)

(48)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the ALPS International Sector Dividend Dogs ETF.(16)

(49)	Form of Amendment to Fund Accounting Agreement between the Trust and The Bank of New York Mellon with respect to the RiverFront Strategic Income Fund.(17)

(50)	Form of Amendment to Fund Accounting Agreement between the Trust and Bank of New York Mellon with respect to the ALPS/Alerian Energy Infrastructure ETF.(18)

(51)	Form of Amendment to Fund Accounting Agreement between the Trust and Bank of New York Mellon with respect to the Workplace Equality Portfolio and ALPS Emerging Sector Dogs ETF.(19)

(52)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the Sprott Gold Miners ETF.(21)

(53)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Stoxx Europe 600 ETF.(23)

(54)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Medical Breakthroughs ETF.(24)

(55)
Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (to be filed by subsequent amendment).

(56)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the Sprott Junior Gold Miners ETF (25).

	(57)	Form of Amendment to Fund Accounting Agreement between the Trust and the Bank of New York Mellon with respect to the ALPS Enhanced Put Write Strategy ETF (to be filed by subsequent amendment).

	(58)	Form of Fund Accounting and Services Agreement with respect to ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

	(56)	Form of Chief Compliance Officer Services Agreement between the Trust and ALPS Fund Services, Inc. with respect to the Barron’s 400 ETF.(15)

(i)	(1)
Opinion and Consent of Dechert LLP with respect to Cohen & Steers Global Realty Majors ETF, ALPS Equal Sector Weight ETF, Global Commodity Equity ETF, U.S. Equity High Volatility Put Write Index Fund, Janus Velocity Volatility Hedged Large Cap ETF (formerly known as VelocityShares Volatility Hedged Large Cap ETF), Janus Velocity Tail Risk Hedged Large Cap ETF (formerly known as VelocityShares Tail Risk Hedged Large Cap ETF), Barron’s 400 ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, RiverFront Strategic Income Fund, Alerian MLP ETF, Alerian Energy Infrastructure ETF, Sprott Gold Miners ETF, Workplace Equality Portfolio, ALPS Stoxx Europe 600 ETF and ALPS Medical Breakthroughs ETF (26).

	(2)	Opinion and Consent of Dechert LLP with respect to ALPS MSCI EAFE Equal Sector Weighted ETF and ALPS MSCI Emerging Markets Equal Sector Weighted ETF (to be filed by subsequent amendment)

	(3)	Opinion and Consent of Dechert LLP with respect to ALPS Sector Leaders ETF and ALPS Sector Low Volatility ETF (to be filed by subsequent amendment).

(j)	(1)
Consent of independent registered public accounting firm with respect to the Cohen & Steers Global Realty Majors ETF, ALPS Equal Sector Weight ETF, Global Commodity Equity ETF, U.S. Equity High Volatility Put Write Index Fund, Janus Velocity Volatility Hedged Large Cap ETF (formerly known as VelocityShares Volatility Hedged Large Cap ETF), Janus Velocity Tail Risk Hedged Large Cap ETF (formerly known as VelocityShares Tail Risk Hedged Large Cap ETF), Barron’s 400 ETF, ALPS International Sector Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, RiverFront Strategic Income Fund, Alerian MLP ETF, Alerian Energy Infrastructure ETF, Sprott Gold Miners ETF, Workplace Equality Portfolio, andALPS Stoxx Europe 600 ETF (26).

(k)		Not applicable.

(l)		Not applicable.

(m)		Not applicable.

(n)		Not applicable.

(p)	(1)	Code of Ethics for the Trust.(2)

	(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of December 19, 2014 (26)

	(3)	Amended Code of Ethics for Riverfront Investment Group, LLC.(23)

	(4)	Code of Ethics for Rich Investment Solutions, LLC.(13)

(q)		Powers of Attorney for Mary K. Anstine, Jeremy W. Deems, and Rick A. Pederson.(25)

(1)	Previously filed as an exhibit to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 23, 2008.
(2)	Previously filed as an exhibit to the Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on May 1, 2008.

(3)	Previously filed as an exhibit to the Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 13, 2009.
(4)	Previously filed as an exhibit to the Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 29, 2009.
(5)	Previously filed as an exhibit to the Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 15, 2009.
(6)	Previously filed as an exhibit to the Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on August 10, 2010.
(7)	Previously filed as an exhibit to the Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 29, 2011.
(8)	Previously filed as an exhibit to the Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 29, 2012.
(9)	Previously filed as an exhibit to the Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 26, 2012.
(10)	Previously filed as an exhibit to the Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 14, 2012.
(11)	Previously filed as an exhibit to the Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 22, 2013.
(12)	Previously filed as an exhibit to the Post-Effective Amendment No. 136 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 22, 2013.
(13)	Previously filed as an exhibit to the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 29, 2013.
(14)	Previously filed as an exhibit to the Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on April 16, 2013.
(15)	Previously filed as an exhibit to the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on May 24, 2013.
(16)	Previously filed as an exhibit to the Post-Effective Amendment No. 169 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 25, 2013.
(17)	Previously filed as an exhibit to the Post-Effective Amendment No. 178 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on September 27, 2013.

(18)	Previously filed as an exhibit to the Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on October 30, 2013.
(19)	Previously filed as an exhibit to the Post-Effective Amendment No. 191 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on January 31, 2014.
(20)	Previously filed as an exhibit to the Post-Effective Amendment No. 194 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on February 12, 2014.
(21)	Previously filed as an exhibit to the Post-Effective Amendment No. 198 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 28, 2014.
(22)	Previously filed as an exhibit to the Post-Effective Amendment No. 204 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on June 30, 2014.
(23)	Previously filed as an exhibit to the Post-Effective Amendment No. 211 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on October 10, 2014.
(24)	Previously filed as an exhibit to the Post-Effective Amendment No. 219 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on December 29, 2014.
(25)	Previously filed as an exhibit to the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 13, 2015.
(26)	Previously filed as an exhibit to the Post-Effective Amendment No. 234 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-148826; 811-22175), filed on March 30, 2015.

Item 29.	Persons Controlled by or under Common Control with Registrant.

None.

Item 30.	Indemnification.

Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to a Declaration of Trust, dated September 13, 2007 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a)            For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)            With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)            In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

(a)            Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b)            A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(a)            A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(b)            “Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(c)            “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31.	Business and Other Connections of Investment Advisers

ALPS ADVISORS, INC.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director
President and Director, ALPS Holdings, Inc. and Director, Boston Financial Data Services, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.
Fund Servicing
Thomas A. Carter	President, Director	See Trustee and Officer Table in the SAI	Fund Servicing
Jeremy O. May	Executive Vice President, Director	President and Director, ALPS Fund Services, Inc. and ALPS Distributors, Inc., Executive Vice President and Director, ALPS Holdings, Inc. and Director, and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	Senior Vice President CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Senior Vice President, Chief Technology Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Eric T. Parsons	Vice President, Controller, Assistant Treasurer
Vice President, Corporate Controller, ALPS Holdings, Inc., Vice President, Assistant Treasurer  and Controller, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.
Fund Servicing
Patrick Buchanan	Vice President, Advisory Operations	See Trustee and Officer Table in the SAI	Fund Servicing

Randall D. Young Secretary	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Gregg Wm. Givens	Vice President, Treasurer Assistant Secretary	Vice President, Treasurer, Assistant Secretary, ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc., Assistant Treasurer, ALPS Holdings, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Not Applicable
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable
Michael Akins	Senior Vice President, Index Management	Not Applicable	Not Applicable
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	Senior Vice President, General Counsel and Assistant Secretary of ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Troy A. Duran	Senior Vice President, Chief Financial Officer	Senior Vice President, Chief Financial Officer of ALPS Holdings, Inc.	Fund Servicing
Erin D. Nelson	Vice President, Attorney	Vice President, Attorney of ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Wyck Brown	Senior Vice President	Not Applicable	Not Applicable
Dennis P. Emmanuel	Director of ETF and Closed-End Strategy	Not Applicable	Not Applicable
Hilary Quinn	Vice President	Vice President, ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jennifer Craig	Assistant Vice President	Assistant Vice President, ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

*	The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

RIVERFRONT INVESTMENTS, LLC

Name*	Position with RiverFront Investments LLC	Other Business Connections	Type of Business
Paul Michael Jones, CFA	Chairman, Chief Investment Officer	None	N/A
Rod Smyth	Chief Investment Strategist	Virginia Retirement System (VRS) – Chairman, Investment Advisory Committee	Financial Services
Doug Sandler, CFA	Chief Equity Officer	None	N/A
Peter J. Quinn, Jr	President & Chief Operating Officer	None	N/A
Karrie Southall, CIPM	Chief Compliance Officer and Director of Operations & Trading	None	N/A
Timothy Anderson, CFA	Chief Fixed Income Officer	None	N/A
Samuel Turner, CMT	Director of US Equity	None	N/A
Paul Louie	Director of US Equity	None	N/A
Adam Grossman, CFA	Director of Tactical Strategies	None	N/A
William Ryder, CFA, CMT	Director of Quantitative Strategy	None	N/A
Chris Konstantinos, CFA	Director of International Portfolio Management	None	N/A
Kevin Nicholson	Director of Portfolio Risk Strategy	None	N/A
Deva Meenakshisundaram, FRM	Director of Asset Allocation Research	None	N/A

*	The principal business address for each of the RiverFront representatives is: 1214 East Cary Street, Richmond, VA 23219.

RICH INVESTMENT SOLUTIONS, LLC

Name*	Position with Rich Investment Solutions, LLC	Other Business Connections	Type of Business
Kevin Rich	President and Chief Compliance Officer	None	Investment Advisory
Jeff Klearman	Chief Investment Officer	None	Investment Advisory

*	The principal business address for Rich Investment Solutions, LLC is 845 Third Avenue, 6th Floor, New York, NY 10022.

Item 32.	Principal Underwriters.

ALPS Portfolio Solutions Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Variable Investment Trust, Financial Investors Trust, and Select Sector SPDRs Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	See Trustee and Officer Table in SAI
Jeremy O. May	Director	None
Thomas A. Carter	President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Daniel Dolan	Senior Vice President	None
Erin D. Nelson	Vice President, Attorney	None
Liza Orr	Vice President, Attorney	None
Terence Digan	Vice President	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	Assistant Secretary

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Givens, Young and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following offices: (1) ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (2) ALPS Advisors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203; (3) The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286; (4) RiverFront Investments, LLC, 9011 Arboretum Parkway, Suite 110, Richmond, VA 23236; and (5) Rich Investment Solutions, LLC, 845 Third Avenue, 6th Floor, New York, NY 10022.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 238 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 16th day of April, 2015.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	April 16, 2015
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	April 16, 2015
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	April 16, 2015
Rick A. Pederson*

/s/ Thomas A. Carter	Trustee and President	April 16, 2015
Thomas A. Carter

/s/ Patrick D. Buchanan	Treasurer	April 16, 2015
Patrick D. Buchanan

*Signature affixed by David T. Buhler pursuant to a power of attorney dated March 9, 2015.

EXHIBIT INDEX

Exhibits
None